DEBT (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 27,618
Ending Balance	15,635
Seller's notes
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Principal additions	32,942
Principal payments	(17,818)
Ending Balance	$ 15,124